Exhibit 99.1

NISSAN AUTO LEASE TRUST 2026-A

Servicer Report

Collection Period Start	1-Jul-26	Distribution Date	17-Aug-26
Collection Period End	31-Jul-26	30/360 Days	30
Beg. of Interest Period	15-Jul-26	Actual/360 Days	33
End of Interest Period	17-Aug-26

SUMMARY

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,422,078,634.81	1,334,049,832.35	1,314,123,566.89	0.9240864
Total Securities		1,422,078,634.81	1,334,049,832.35	1,314,123,566.89	0.9240864
Class A-1 Notes	3.832000%	111,000,000.00	22,971,197.54	3,044,932.08	0.0274318
Class A-2a Notes	3.900000%	239,940,000.00	239,940,000.00	239,940,000.00	1.0000000
Class A-2b Notes	4.075390%	240,000,000.00	240,000,000.00	240,000,000.00	1.0000000
Class A-3 Notes	3.870000%	479,940,000.00	479,940,000.00	479,940,000.00	1.0000000
Class A-4 Notes	3.940000%	78,860,000.00	78,860,000.00	78,860,000.00	1.0000000
Class B Notes	4.140000%	47,640,000.00	47,640,000.00	47,640,000.00	1.0000000
Class C Notes	4.290000%	52,620,000.00	52,620,000.00	52,620,000.00	1.0000000
Certificates	0.000000%	172,078,634.81	172,078,634.81	172,078,634.81	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	19,926,265.46	80,690.16	179.5159050	0.7269384
Class A-2a Notes	0.00	779,805.00	0.0000000	3.2500000
Class A-2b Notes	0.00	896,585.80	0.0000000	3.7357742
Class A-3 Notes	0.00	1,547,806.50	0.0000000	3.2250000
Class A-4 Notes	0.00	258,923.67	0.0000000	3.2833334
Class B Notes	0.00	164,358.00	0.0000000	3.4500000
Class C Notes	0.00	188,116.50	0.0000000	3.5750000
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	19,926,265.46	3,916,285.63

I. COLLECTIONS

Lease Payments: ( Lease Series Assets)
Monthly Principal					13,386,603.69
Monthly Interest					10,351,818.69

Total Monthly Payments					23,738,422.38
Interest Rate Cap Payments					0.00
Advances:
Aggregate Monthly Payment Advances					528,776.36
Aggregate Sales Proceeds Advance					885,014.91

Total Advances					1,413,791.27
Vehicle Disposition Proceeds:
Repurchase Payments					0.00
Recoveries					0.00
Net Liquidation Proceeds (includes Reallocation Payments and Net Auction Proceeds)					6,969,112.60
Excess Wear and Tear and Excess Mileage					3,492.89
Remaining Payoffs					0.00
Net Insurance Proceeds					1,280,736.53
Residual Value Surplus					15,190.28

Total Collections					33,420,745.95

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)		Reallocation Payments and Net Auction Proceeds	Net Insurance Sales	Lease Payoffs	Count
Early Termination		753,493.00			34
Involuntary Repossession		380,853.00			17
Voluntary Repossession		664,118.00			29
Full Termination		—			—
Bankruptcty		—			—
Insurance Payoff			1,259,272.15		47
Customer Payoff				91,675.65	3
Grounding Dealer Payoff				4,796,746.12	128
Dealer Purchase				60,584.08	1

Total		1,798,464.00	1,259,272.15	4,949,005.85	259

II. COLLATERAL POOL BALANCE DATA

	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	46,762	1,599,961,106.85	10.00000%	1,334,049,832.35
Total Depreciation Received		(16,738,036.67)		(12,298,664.86)
Principal Amount of Gross Losses	(92)	(2,759,913.63)		(2,340,015.20)
Repurchase / Reallocation	0	0.00		0.00
Early Terminations	(20)	(557,789.04)		(445,130.33)
Scheduled Terminations	(158)	(5,662,958.15)		(4,842,455.07)

Pool Balance - End of Period	46,492	1,574,242,409.36		1,314,123,566.89
Remaining Pool Balance
Lease Payment				441,607,791.80
Residual Value				872,515,775.09

Total				1,314,123,566.89

III. DISTRIBUTIONS

Total Collections	33,420,745.95
Reserve Amounts Available for Distribution	0.00

Total Available for Distribution	33,420,745.95
1. Amounts due Indenture Trustee as Compensation or Indemnity	0.00
2. Reimbursement of Payment Advance	632,919.01
3. Reimbursement of Sales Proceeds Advance	554,757.34
4. Servicing Fee:
Servicing Fee Due	1,111,708.19
Servicing Fee Paid	1,111,708.19
Servicing Fee Shortfall	0.00

Total Trustee, Advances and Servicing Fee Paid	2,299,384.54

NISSAN AUTO LEASE TRUST 2026-A

Servicer Report

5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Available Interest Distribution Amount	80,690.16
Class A-1 Notes Monthly Interest Paid	80,690.16
Chg in Class A-1 Notes Int. Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Interest on Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Available Interest Distribution Amount	779,805.00
Class A-2a Notes Monthly Interest Paid	779,805.00
Chg in Class A-2a Notes Int. Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Interest on Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Available Interest Distribution Amount	896,585.80
Class A-2b Notes Monthly Interest Paid	896,585.80
Chg in Class A-2b Notes Int. Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Available Interest Distribution Amount	1,547,806.50
Class A-3 Notes Monthly Interest Paid	1,547,806.50
Chg in Class A-3 Notes Int. Carryover Shortfall	0.00
Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	258,923.67
Class A-4 Notes Monthly Interest Paid	258,923.67
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00
Class B Monthly Interest
Class B Notes Interest Carryover Shortfall	0.00
Class B Notes Interest on Interest Carryover Shortfall	0.00
Class B Notes Monthly Available Interest Distribution Amount	164,358.00
Class B Notes Monthly Interest Paid	164,358.00
Chg in Class B Notes Int. Carryover Shortfall	0.00
Class C Monthly Interest
Class C Notes Interest Carryover Shortfall	0.00
Class C Notes Interest on Interest Carryover Shortfall	0.00
Class C Notes Monthly Available Interest Distribution Amount	188,116.50
Class C Notes Monthly Interest Paid	188,116.50
Chg in Class C Notes Int. Carryover Shortfall	0.00
Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00
Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00
Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	3,916,285.63
Total Note and Certificate Monthly Interest Paid	3,916,285.63
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00
Total Available for Principal Distribution	27,205,075.78
6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Notes	19,926,265.46
Total Noteholders’ Principal Carryover Shortfall	0.00
Total Noteholders’ Principal Distributable Amount	19,926,265.46
Chg in Total Noteholders’ Principal Carryover Shortfall	0.00
7. Total Monthly Principal Paid on the Certificates	0.00
Total Certificateholders’ Principal Carryover Shortfall	0.00
Total Certificateholders’ Principal Distributable Amount	0.00
Chg in Total Certificateholders’ Principal Carryover Shortfall	0.00
Remaining Available Collections	7,278,810.32

IV. RESERVE ACCOUNT

Initial Reserve Account Amount	5,688,314.54
Required Reserve Account Amount	9,243,511.13
Beginning Reserve Account Balance	9,243,511.13
Additional Cash Infusion	0.00
Reinvestment Income for the Period	0.00
Reserve Fund Available for Distribution	9,243,511.13
Reserve Fund Draw Amount	0.00
Deposit of Remaining Available Collections	7,278,810.32
Gross Reserve Account Balance	16,522,321.45
Remaining Available Collections Released to Seller	7,278,810.32
Total Ending Reserve Account Balance	9,243,511.13

NISSAN AUTO LEASE TRUST 2026-A

Servicer Report

V. POOL STATISTICS

Weighted Average Remaining Maturity			20.82
Monthly Prepayment Speed			61%
Lifetime Prepayment Speed			51%

		$	units
Recoveries of Defaulted and Casualty Receivables		2,350,330.63
Securitization Value of Defaulted Receivables and Casualty Receivables		2,340,015.20	92
Aggregate Defaulted and Casualty Gain (Loss)		10,315.43
Pool Balance at Beginning of Collection Period		1,334,049,832.35
Net Loss Ratio
Current Collection Period		0.0008%
Preceding Collection Period		-0.0428%
Second Preceding Collection Period		-0.0041%
Third Preceding Collection Period		-0.0266%
Cumulative Net Losses for all Periods		0.1011%	1,437,378.79

	% of BOP Pool Balance	Amount	Number
Delinquent Receivables:
31-60 Days Delinquent	0.43%	5,674,928.50	201
61-90 Days Delinquent	0.11%	1,435,258.11	48
91-120 Days Delinquent	0.03%	414,229.86	13
More than 120 Days	0.02%	237,042.42	7

Total Delinquent Receivables:	0.56%	7,761,458.89	269

		Amount	Number
61+ Days Delinquencies as Percentage of Receivables
Current Collection Period		0.16%	0.15%
Preceding Collection Period		0.14%	0.14%
Second Preceding Collection Period		0.14%	0.15%
Third Preceding Collection Period		0.10%	0.10%
60 Day Delinquent Receivables		2,341,165.67
Delinquency Percentage		0.18%
Delinquency Trigger		4.40%
Does the Delinquency Percentage exceed the Delinquency Trigger?		No

		$	units
Aggregate Sales Performance of Auctioned Vehicles
Sales Proceeds		753,493.00	34
Securitization Value		823,287.88	34

Aggregate Residual Value Surplus (Loss)		(69,794.88)

		$	units
Cumulative Sales Performance of Auctioned Vehicles
Cumulative Sales Proceeds		2,475,681.00	104
Cumulative Securitization Value		2,601,617.88	104

Cumulative Residual Value Surplus (Loss)		(125,936.88)

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance			688,310.21
Reimbursement of Outstanding Advance			554,757.34
Additional Advances for current period			885,014.91

Ending Balance of Residual Advance			1,018,567.78

Beginning Balance of Payment Advance			1,568,557.09
Reimbursement of Outstanding Payment Advance			632,919.01
Additional Payment Advances for current period			528,776.36

Ending Balance of Payment Advance			1,464,414.44

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or other practices on delinquency and loss experience?

NO

2. Have there been any material modifications, extensions or waivers to Lease terms, fees, penalties or payments during the Collection Period?	NO

3. Have there been any material breaches of representations, warranties or covenants contained in the Leases?	NO

4. Has there been any new issuance of notes or other securities backed by the Series Assets Assets?	NO

5. Has there been any material additions, removals or substitutions of Series Assets Assets, or repurchases of Series Assets Assets?	NO

6. Has there been any material change in the underwriting, origination or acquisition of Leases?	NO